Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Book amount	₩ 1,480,722	₩ 1,288,429
K Bank [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 1,800,856	₩ 1,737,237
Percentage of ownership	33.72%	33.72%
Share in net assets	₩ 607,276	₩ 585,837
Intercompany transaction and others	245,480	245,900
Book amount	852,756	831,737
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets		₩ 24,163
Percentage of ownership		50.00%
Share in net assets		₩ 12,081
Book amount		12,081
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 286,449	₩ 279,461
Percentage of ownership	10.00%	10.00%
Share in net assets	₩ 28,645	₩ 27,946
Intercompany transaction and others	20,727	20,779
Book amount	49,372	48,725
K-Realty CR-REITs No.1 [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets		₩ 208,825
Percentage of ownership		30.05%
Share in net assets		₩ 62,752
Intercompany transaction and others		4,906
Book amount		67,658
KIF Investment Fund [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 512,936	₩ 536,804
Percentage of ownership	33.33%	33.33%
Share in net assets	₩ 170,979	₩ 178,935
Book amount	170,979	₩ 178,935
Megazone Cloud Corporation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 635,035
Percentage of ownership	6.83%
Share in net assets	₩ 43,360
Intercompany transaction and others	92,839
Book amount	136,199
IGIS No. 4681 General Private Real Estate Investment Company [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 52,839
Percentage of ownership	44.64%
Share in net assets	₩ 23,589
Book amount	23,589
KT-DSC creative economy youth start-up investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 77,430
Percentage of ownership	28.57%	28.60%
Share in net assets	₩ 22,123
Book amount	22,123
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 46,120
Percentage of ownership	35.29%	35.30%
Share in net assets	₩ 16,278
Intercompany transaction and others	342
Book amount	₩ 16,620